Business Combinations (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the carrying value of Augusta's assets as of April 28, 2014, and the allocation of the cash consideration paid:

Net assets of Hi-Crush Augusta LLC as of April 28, 2014:
Cash	$1,035
Accounts receivable	9,816
Inventories	4,012
Prepaid expenses and other current assets	114
Due from Hi-Crush Partners LP	1,756
Property, plant and equipment	84,900
Accounts payable	(3,379)
Accrued liabilities and other current liabilities	(2,926)
Due to sponsor	(4,721)
Asset retirement obligation	(2,993)
Total carrying value of Augusta's net assets	$87,614

Allocation of purchase price
Carrying value of sponsor's non-controlling interest prior to Augusta Contribution	$35,951
Less: Carrying value of 2% of non-controlling interest retained by sponsor	(1,752)
Purchase price allocated to non-controlling interest acquired	34,199
Excess purchase price over the historical cost of the acquired non-controlling interest(a)	190,051
Cost of Augusta acquisition	$224,250
(a) The deemed distribution attributable to the excess purchase price was allocated to the common and subordinated unitholders based on the respective number of units outstanding as of April 28, 2014.
The total purchase price of $132,517 was allocated to the net assets acquired as follows:

Assets acquired:
Cash	$204
Restricted cash	688
Accounts receivable	17,908
Inventories	10,372
Prepaid expenses and other current assets	809
Property, plant and equipment	39,242
Intangible assets	41,878
Goodwill	33,745
Other assets	113
Total assets acquired	$144,959
Liabilities assumed:
Accounts payable	$11,646
Accrued liabilities and other current liabilities	796
Total liabilities assumed	12,442
Fair value of net assets acquired	$132,517

Business Acquisition, Pro Forma Information
The following tables present our recast revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Blair Contribution, as reconciled to the revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Three Months Ended March 31, 2016
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$52,148	$33	$(33)	$52,148
Net income (loss)	$(51,517)	$(836)	$—	$(52,353)
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$(1.39)			$(1.41)

	Three Months Ended March 31, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$102,111	$—	$—	$102,111
Net income (loss)	$23,854	$(378)	$—	$23,476
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.61			$0.60

The following tables present our recast revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Blair Contribution, as reconciled to the revenues, net income (loss) and net income (loss) attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Three Months Ended June 30, 2016
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$38,429	$7,255	$(7,255)	$38,429
Net income (loss)	$(10,911)	$446	$(293)	$(10,758)
Net loss attributable to Hi-Crush Partners LP per limited partner unit - basic	$(0.26)			$(0.25)

	Three Months Ended June 30, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$83,958	$—	$—	$83,958
Net income (loss)	$11,448	$(1,091)	$—	$10,357
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.31			$0.28

	Six Months Ended June 30, 2016
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$90,577	$7,288	$(7,288)	$90,577
Net loss	$(62,428)	$(390)	$(293)	$(63,111)
Net loss attributable to Hi-Crush Partners LP per limited partner unit - basic	$(1.57)			$(1.59)

	Six Months Ended June 30, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$186,069	$—	$—	$186,069
Net income (loss)	$35,302	$(1,469)	$—	$33,833
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.92			$0.88

The following tables present our recasted revenues, net income (loss) and net income attributable to Hi-Crush Partners LP per limited partner unit giving effect to the Augusta Contribution and the Blair Contribution, as reconciled to the revenues, net income (loss) and net income attributable to Hi-Crush Partners LP per limited partnership unit of the Partnership.

	Year Ended December 31, 2015
	Partnership			Partnership
	Historical	Blair	Eliminations	Recast
Revenues	$339,640	$—	$—	$339,640
Net income (loss)	$28,410	$(2,619)	$—	$25,791
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$0.73			$0.66

	Year Ended December 31, 2014
	Partnership				Partnership
	Historical	Augusta	Blair	Eliminations	Recast
Revenues	$365,347	$25,356	$—	$(4,156)	$386,547
Net income (loss)	$120,484	$11,398	$(105)	$(7,857)	$123,920
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$3.09				$3.14

	Year Ended December 31, 2013
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recast
Revenues	$141,742	$41,630	$(4,402)	$178,970
Net income (loss)	$58,562	$13,681	$(12,199)	$60,044
Net income attributable to Hi-Crush Partners LP per limited partner unit - basic	$2.08			$2.12
The following tables summarize the supplemental Consolidated Statements of Operations information on an unaudited pro forma basis as if the acquisition had been included in our results for the year ended December 31, 2013. The tables include adjustments that were directly attributable to the acquisition or are not expected to have a future impact on the Partnership. The pro forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred should the transaction have been consummated at the beginning of the period, nor are they indicative of future results of operations.

Pro Forma Financial Information for the:
Year Ended December 31, 2013
Revenues	$234,022
Net income	$69,895
Net income per limited partner unit – basic and diluted	$2.37

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments
The pro forma financial information includes the impact of the following pro forma adjustments:

Adjustments Utilized to Prepare the Pro Forma Financial Information for the:
Debit / (Credit)	Year Ended December 31, 2013
Acquisition related expenses	$(4,775)
Other general and administrative expenses	(117)
Interest expense on debt issued to fund acquisition	1,226
Depreciation and amortization expense	(8)
Increase in weighted average common units outstanding	696,467